Shareholders' Equity (Details 1) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
IfrsStatementLineItems [Line Items]
Number of Shares | shares	12,054,217
Amount | €	€ 1
Ordinary Share One [Member]
IfrsStatementLineItems [Line Items]
Type of Share	1 Ordinary share of €1,000
Number of Shares | shares	1
Amount | €	€ 1
Description	Issued on incorporation
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Type of Share	1,000 Ordinary shares of €1 each
Number of Shares | shares	999
Amount | €
Description	1 share converted to 1,000 shares of €1 each
Ordinary Shares Three [Member]
IfrsStatementLineItems [Line Items]
Type of Share	49,000 Ordinary shares of €1 each
Number of Shares | shares	49,000
Amount | €	€ 49
Description	Issued on January 31, 2020
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of Shares | shares	50,000
Amount | €	€ 50
Class A Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Type of Share	Class A ordinary shares of $0.0001 each
Number of Shares | shares	7,033,356
Amount | €	€ 1
Description	Issued on closing of HL Transaction
Class A Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Type of Share	Class A ordinary shares of $0.0001 each
Number of Shares | shares	2,450,000
Amount | €
Description	Issued to PIPE Investors
Class A Ordinary Shares Three [Member]
IfrsStatementLineItems [Line Items]
Type of Share	Class A ordinary shares of $0.0001 each
Number of Shares | shares	445,861
Amount | €
Description	Exercise of warrants
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of Shares | shares	9,929,217
Amount | €	€ 1
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Type of Share	Class B ordinary shares of $0.0001 each
Number of Shares | shares	2,125,000
Amount | €
Description	Issued to Fusion Fuel shareholders